Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expenses
Composition of income tax expenses (benefit) for the years presented are as follows:

	For the Year Ended December 31,
	2022	2023	2024
Current income tax expenses	24,731	18,014	22,297
Deferred income tax expenses (benefit)	—	18,796	(92,077)

Income tax expenses (benefit)	24,731	36,810	(69,780)

Summary of Reconciliations of the Income Tax Expenses
Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	For the Year Ended December 31,
	2022	2023	2024
Loss before income tax expenses and share of results of equity method investees	(9,118,358)	(10,393,705)	(5,830,975)
Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(2,279,590)	(2,598,426)	(1,457,744)
Effect of preferential tax rate (ii)	202,968	29,362	29,108
Tax-free income	(14,000)	(33,657)	(9,110)
Effect of change in tax rate	16,554	(79,401)	1,054,824
Effect of different tax rate of different jurisdictions	322,514	114,036	(127,510)
Effect of additional deduction for qualified R&D expenses	(515,288)	(1,184,717)	(815,144)
Non-deductible expenses	92,906	(230,127)	512,324
Other adjustments (iii)	—	(494,696)	150,721
Changes in valuation allowance	2,198,667	4,514,436	592,751

Income tax expenses	24,731	36,810	(69,780)

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.

(iii)	Income tax credit amounting to RMB536,974 resulted from acquisition of subsidiaries was included in other adjustments for the years ended December 31, 2023.

Summary of Components of Deferred Tax Assets

	As of December 31,
	2023	2024
Deferred tax assets :
Net operating loss carry-forwards	10,189,606	9,759,109
Government grants	41,713	33,719
Impairment of long-lived assets	29,660	43,592
Inventory reserve	69,730	81,922
Accruals and others	457,366	1,474,063
Leases	502,799	462,825
Valuation allowance	(10,277,822)	(10,870,573)

Total deferred tax assets, net of valuation allowance	1,013,052	984,657

	As of December 31,
	2023	2024

Deferred tax liabilities :
Leases	(509,441)	(462,906)
Acquired intangible assets	(907,629)	(833,393)
Others	—	(298)

Total deferred tax liabilities	(1,417,070)	(1,296,597)

Deferred tax assets, net	—	29,992
Deferred tax liabilities, net	(404,018)	(341,932)

Summary of Movement in Valuation Allowance
Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2022	2023	2024
Valuation allowance
Balance at beginning of the year	3,564,719	5,763,386	10,277,822
Additions	2,221,222	3,990,147	1,798,296
Acquisition of subsidiaries	—	536,974	—
Loss utilized and expired	(6,001)	(92,086)	(150,721)
Effect of change in tax rate	(16,554)	79,401	(1,054,824)

Balance at end of the year	5,763,386	10,277,822	10,870,573

Summary of Tax Loss Carryforwards
The Group has tax losses arising in Mainland China of RMB47,271,245 that will expire in one to ten years for deduction against future taxable profits.

Loss expiring in 2025	1,047,290
Loss expiring in 2026	1,839,526
Loss expiring in 2027	4,958,034
Loss expiring in 2028	11,539,623
Loss expiring in 2029	10,178,620
Loss expiring in 2030	1,847,352
Loss expiring in 2031	2,329,586
Loss expiring in 2032	4,143,097
Loss expiring in 2033	6,540,974
Loss expiring in 2034	2,847,143

Total	47,271,245

Hong Kong	785,061
Others	5,203,765

Total	5,988,826